SHARE-BASED COMPENSATION - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan (Details) - Restricted share awards (RSAs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
RSAs granted and unvested at beginning of year (in shares)	991,215
Weighted average grant date fair value, beginning balance (in USD per share)	$ 10.73
RSAs granted and unvested at beginning of year	$ 10,639
Granted (in shares)	330,672
Restricted stock awards granted (in USD per share)	$ 25.59	$ 13.00
Granted	$ 8,462
Vested (in shares)	(475,013)
Restricted stock awards vested (in USD per share)	$ 9.90
Vested	$ (4,704)	$ (3,200)
Forfeited (in shares)	(19,063)
Restricted stock awards forfeited (in USD per share)	$ 12.89
Forfeited	$ (246)
RSAs granted and unvested at end of year (in shares)	827,811	991,215
Weighted average grant date fair value, ending balance (in USD per share)	$ 17.09	$ 10.73
RSAs granted and unvested at end of year	$ 14,151	$ 10,639